Accrued Expenses (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Professional fees		$ 1,623,286	$ 375,902
Compensation, including bonuses, fringe benefits, and payroll taxes		4,364,645	1,310,240
Current portion of operating lease liabilities		1,352,537
Commissions payable		197,371
Legal settlement		1,225,000
Total accrued expenses	$ 6,513,335	$ 8,762,839	$ 1,686,142